Other assets and liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other assets and liabilities
Note 18 - Other assets and liabilities

a)	Other assets

	12/31/2021	12/31/2020
Financial	96,630	93,261
At Amortized Cost	96,473	93,255
Receivables from credit card issuers	53,968	43,511
Deposits in guarantee for contingent liabilities, provisions and legal obligations (Note 29d)	12,264	12,693
Trading and intermediation of securities	17,218	28,254
Income receivable	3,839	2,979
Operations without credit granting characteristics, net of provisions	4,720	3,476
Insurance and reinsurance operations	1,565	1,322
Net amount receivables from reimbursement of provisions (Note 29c)	888	919
Deposits in guarantee of fund raisings abroad	660	101
Foreign exchange portfolio	1,213	—
Other	138	—
At Fair Value Through Profit or Loss	157	6
Other financial assets	157	6
Non-financial	16,494	15,773
Sundry foreign	621	717
Prepaid expenses	5,243	4,404
Sundry domestic	2,868	2,555
Assets of post-employment benefit plans (Note 26e)	493	585
Lease right-of-use	5,046	4,908
Other	2,223	2,604

Current	93,604	89,632

Non-current	19,520	19,402

b)	Other liabilities

	12/31/2021	12/31/2020
Financial	134,267	118,929
At Amortized Cost	134,106	118,924
Credit card operations	108,997	92,580
Trading and intermediation of securities	12,161	15,121
Foreign exchange portfolio	2,485	859
Lease liabilties	5,324	5,069
Other	5,139	5,295
At Fair Value Through Profit or Loss	161	5
Other financial liabilities	161	5
Non-financial	42,130	38,511
Funds in transit	18,027	16,071
Charging and collection of taxes and similar	457	339
Social and statutory	7,853	6,759
Deferred income	3,278	3,201
Sundry domestic	3,183	3,023
Personnel provision	2,244	1,900
Provision for sundry payments	2,348	2,576
Obligations on official agreements and rendering of payment services	1,261	1,326
Liabilities from post-employment benefit plans (Note 26e)	2,209	2,083
Other	1,270	1,233

Current	167,789	147,993
Non-current	8,608	9,447